Biological assets (Details 3) - Cattle	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Heads of cattle [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance	20,993	8,644
Acquisition/birth costs	8,981	14,680
Handling costs
Sales	(8,750)	(2,006)
Deaths	(357)	(325)
Consumption	(2)
Effect of conversion
Change in fair value
Ending balance	20,865	20,993
Cattle [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance	34,053	13,435
Acquisition/birth costs	7,917	14,311
Handling costs	11,955	9,415
Sales	(17,668)	(4,332)
Deaths	(581)	(476)
Consumption	(5)	239
Effect of conversion	(75)	1,461
Change in fair value	1,526
Ending balance	37,122	34,053